Prepaid Expenses and Other Assets, Current	9 Months Ended
Sep. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Assets, Current	Prepaid Expenses and Other Assets, Current
Prepaid expenses and other assets, current consisted of the following (in thousands):

	September 30, 2021	December 31, 2020
Research and development claims receivable	$41,517	$24,711
Prepayments	8,251	10,206
VAT receivable	1,309	3,124
Lease receivables from terminations	—	1,237
Other asset	545	—
Lease deposits receivable	544	—
Grant income receivable	281	414
Other receivable	10,660	199
Deferred cost	1,300	3,008
Total prepaid expenses and other current assets	$64,407	$42,899

The increase in research and development claims receivable as at September 30, 2021 compared to December 31, 2020 is due to the increase in the receivable for the current year tax provision as well as the UK research and development tax credit for the financial year ended December 31, 2020, The 2020 tax credit was still receivable as at September 30, 2021, but was subsequently received in October 2021. More information on the movement in the tax position between periods can be found in Note 9.

The decrease in prepayments of $2.0 million as at September 30, 2021 when compared to December 31, 2020 is primarily related to decreases in prepayments for clinical trials and lower payments of directors' and officers' liability insurance due to the timing of payments.

The increase in other receivables of $10.5 million as at September 30, 2021 when compared to December 31, 2020 is primarily due to a combination of $8.4 million in reimbursable amounts related to costs associated with design of the Company's manufacturing facility in Stevenage, United Kingdom and a non-refundable upfront license fee of $1.5 million arising from a license agreement entered into by the Company during the three months ended June 30, 2021. The non-refundable upfront license fee of $1.5 million was received during October 2021.

The decrease in deferred costs of $1.7 million as at September 30, 2021 when compared to December 31, 2020 is primarily in respect to a decrease of deferred costs incurred relating to manufacturing contracts with contract manufacturing organizations.